Income Taxes (Details)			12 Months Ended
	Jul. 19, 2018	Jan. 01, 2008	Mar. 31, 2025 USD ($)	Mar. 31, 2025 CNY (¥)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 USD ($)
Income Taxes [Line Items]
Net (loss) income before taxes (in Dollars)			$ (166,270,279)		$ (9,091,791)	$ (13,066,489)
Income tax liability			15,263	¥ 100,000
Undistributed earnings (in Dollars)			$ 88,303,777		124,358
Withholding income tax, percentage		10.00%
U.S. [Member]
Income Taxes [Line Items]
Applicable tax rate			21.00%	21.00%
Net (loss) income before taxes (in Dollars)			$ 87,734		(3,366,893)	634,709
U.S. [Member] | We Health [Member]
Income Taxes [Line Items]
Applicable tax rate			6.50%	6.50%
U.S. [Member] | Akso Remote Medical [Member]
Income Taxes [Line Items]
Applicable tax rate			0.00%	0.00%
U.S. [Member] | Akso Online MediTech [Member]
Income Taxes [Line Items]
Applicable tax rate			8.00%	8.00%
PRC [Member]
Income Taxes [Line Items]
Statutory income tax rate			25.00%	25.00%
Net (loss) income before taxes (in Dollars)			$ (165,078,413)		$ 83,103	$ 165,429
Withholding tax rate		5.00%
Investor holding percentage		25.00%
Hong Kong [Member]
Income Taxes [Line Items]
Withholding tax rate		10.00%
Investor holding percentage		25.00%
Minimum [Member]
Income Taxes [Line Items]
Annual dividends	15.00%
Maximum [Member]
Income Taxes [Line Items]
Annual dividends	25.00%